DEBT FORGIVENESS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
DEBT FORGIVENESS

NOTE 9 – DEBT FORGIVENESS

During the year ended December 31, 2018 the Company negotiated with certain vendors regarding balances outstanding for prior year services resulting in a Gain on accounts payable forgiveness included in the Statement of Operations for $352,008.